Borrowings and Derivative Liabilities - Schedule of Borrowings and Derivative Liabilities (Details) - USD ($) $ in Thousands	Mar. 30, 2025	Dec. 29, 2024	Dec. 31, 2023
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	$ 136,854	$ 147,331	$ 28,657
Less current portion	(1,500)	(1,500)	(61,937)
Notes payable and convertible notes, net of current portion	135,354	145,831
July 2024 Notes [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	18,267	17,965
July 2024 Notes Derivative Liability [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	11,885	13,563
July 2024 Notes – related parties [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	25,119	24,632
July 2024 derivative liability – related parties [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	18,514	21,127
September 2024 Notes [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	9,083	5,636
September 2024 Notes derivative liability [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	45,724	55,474
September 2024 Notes – related party [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	890	476
September 2024 Notes – derivative liability – related party [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	5,872	6,958
Revolver Loan [Member]
Schedule of Borrowings and Derivative Liabilities [Line Items]
Total Notes payable	$ 1,500	$ 1,500	$ 5,168